Defined contribution plans (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Contribution Plans [Line Items]
Total employer contributions to defined contribution plans	$ 320	$ 299	$ 303